MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 5, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: Money Market Obligations Trust (the “Registrant”)

Federated North Carolina Municipal Cash Trust (the “Fund”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Enclosed are the filing materials for Money Market Obligations Trust. Pursuant to the Investment Company Act of 1940 and Rule 8b-16 thereunder, Amendment No. 145 to the Registration Statement of the Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant’s currently effective Registration Statement.

The purpose of this amendment is to include the Part B SAI of the above Fund which was inadvertently omitted in the Registrant’s Amendment No. 144 to the Registration Statement previously filed on February 26, 2014.

If you have any questions on the enclosed material, please contact me at (412) 288-1202.

Very truly yours,

/s/ Alice Helscher

Alice Helscher

Senior Paralegal